Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity

33.	Equity
33.1.	Share capital (net of share issuance costs)

As of December 31, 2022 and December 31, 2021, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

33.2.	Capital reserve

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, at December 31, 2022 and December 31, 2021.

33.3.	Capital transactions
33.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issue of new shares, net of taxes.

33.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.

33.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 2, at December 31, 2022 and December 31, 2021, represented by 222,760 common shares and 72,909 preferred shares.

33.4.	Profit reserves
33.4.1.	Legal reserve

It represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.

33.4.2.	Statutory reserve

Appropriated by applying 0.5% of the year-end share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 56 of the Company’s bylaws.

33.4.3.	Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

In 2022, the amount of US$ 457 was appropriated from retained earnings to the tax incentive reserve referring to a subsidy incentive for investments, granted by the Superintendencies for Development of the Northeast Region of Brazil (SUDENE) and of the Amazon (SUDAM).

33.4.4.	Profit retention reserve

It includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

33.5.	Distributions to shareholders

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The payment of dividends may be made only to preferred shareholders if the priority dividends absorb all the adjusted net income for the year or reach an amount equal to or greater than the mandatory minimum dividend of 25%.

The Company’s policy on distributions to shareholders, approved by the Board of Directors in 2019 and updated in November 2021, defines the following:

·	minimum distribution of US$ 4,000 for fiscal years when the average Brent price exceeds US$ 40 per barrel, regardless its level of indebtedness. This distribution will be equal to both common and preferred shares, once it exceeds the minimum value for preferred shares provided for in the Company's bylaws;
·	in case of gross debt (comprising current and non-current finance debt and lease liability) equal to or less than US$ 65,000, in addition to the existence of net income attributable to shareholders of Petrobras, to be verified on a quarterly basis, the Company will distribute to shareholders 60% of the difference between net cash provided by operating activities and cash used in the acquisition of PP&E and intangibles assets, calculated in Brazilian reais, provided that the result of this calculation exceeds US$ 4,000 and does not compromise the financial sustainability of the Company;
·	regardless its level of indebtedness, the Company may, in exceptional cases, pay extraordinary dividends, exceeding the minimum mandatory dividend or the values established in the policy, provided that the Company's financial sustainability is preserved;
·	the distribution of remuneration to shareholders must be made on a quarterly basis; and
·	the Company may exceptionally distribute dividends even if there is no net income for the year, in accordance with the rules provided for the Brazilian Corporation Law and the criteria defined in this policy.

Petrobras seeks, through its policy on distributions to shareholders, to ensure short, medium and long-term financial sustainability, providing predictability to the dividend payments to shareholders.

33.5.1.	Accounting policy on distributions to shareholders

Distributions to shareholders are made by means of dividends and interest on capital, determined in accordance with the limits defined in the Brazilian Corporation Law and in the Company’s bylaws.

Interest on capital is a deductible expense, since it is part of the dividend for the year, as provided for in the Company’s bylaws, and accounted for in the statement of income, as required by tax legislation, resulting in a tax credit for income taxes recognized in the statement of income of the year.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability within the statement of financial position. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.

Dividends not claimed by Petrobras’ shareholders are transferred from dividends payable to other current liabilities. After 3 years from the date these dividends are made available to shareholders, they are reclassified from other current liabilities to equity within retained earnings, in accordance with Petrobras' bylaws.

33.5.2.	Proposed dividends for 2022

Distribution to shareholders for 2022, proposed by management for approval at the Annual General Shareholders Meeting, amounting to US$ 43,187 (US$ 3.3106 per outstanding share), includes the minimum mandatory dividend of 25% of the adjusted net income (US$ 8,458) and additional dividends proposed (US$ 34,729), arising from the remaining portion of retained earnings and the profit retention reserve.

This amount includes US$ 36,323 of anticipations to shareholders, updated by SELIC interest rate, from the payment date to December 31, 2022, and US$ 6,864 of complementary dividends.

Cash generation arising from higher sales margins, the maintenance of the indebtedness target, as well as the absence of investments held back by financial restrictions, allowed proposed dividends for 2022 to be higher than dividends calculated based on the Company’s policy on distribution to shareholders (US$ 23,660).

	Date of approval	Date of record	Amount per common and preferred share	Amount
Dividends and interest on capital - paid in 2 installments - June and July 2022	05.05.2022	05.23.2022	0.7423	9,683
Dividends and interest on capital - paid in 2 installments - August and September 2022	07.28.2022	08.11.2022	1.2909	16,839
Dividends and interest on capital - paid in 2 installments - December 2022 and January 2023	11.03.2022	11.21.2022	0.6521	8,508
Total approved anticipations of dividends as of December 31, 2022			2.6853	35,030

Monetary restatement on paid anticipations			0.0991	1,293

Total anticipations of dividends monetarily restated			2.7844	36,323

Complementary dividends			0.5262	6,864

Total dividends proposed for 2022			3.3106	43,187
Total dividends for 2021			1.4215	18,541

According to the Company’s by-laws, these amounts are indexed to the Selic interest rate, from the date of the payment to the end of the fiscal year (US$ 1,293), and are considered in determining the remaining dividends to be paid relating to 2022.

The interest on capital anticipated for the year 2022 resulted in a deductible expense which reduced the income tax expense by US$ 1,234. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

33.5.3.	Dividends for 2021

Distribution to shareholders for 2021, proposed by management and approved at the Annual General Shareholders Meeting held on April 13, 2022, amounted US$ 18,541 (corresponding to US$ 1.4215 per outstanding share), includes the minimum mandatory dividend of 25% of the adjusted net income (US$ 4,510) and additional dividends proposed (US$ 14,031), arising from the remaining portion of retained earnings and the profit retention reserve. This proposal was superior to the priority of preferred shares.

This amount included US$ 11,853 of anticipations to shareholders, updated by SELIC interest rate, from the payment date to December 31, 2021, and US$ 6,688 of complementary dividends.

These complementary were reclassified from shareholders' equity to liabilities on the date of approval on the Annual General Shareholders Meeting and paid on May 16, 2022 in the amount of US$ 6,987, equivalent to US$ 0.5356 per outstanding share, including the updated by the Selic interest rate from December 31, 2021 to the payment date, in the amount of US$ 299.

33.5.4.	Dividends payable

As of December 31, 2022, dividends payable within current liabilities, amounting to US$ 4,171, relate to the second installment of the anticipation of dividend approved on November 3, 2022 and paid on January 19, 2023.

	2022	2021
Opening balance of dividends payable to shareholders of Petrobras	−	849
Additions relating to complementary dividends	6,688	1,128
Additions relating to anticipated dividends	35,030	11,732
Payments made	(37,701)	(13,078)
Monetary restatement	(298)	(13)
Transfers to unclaimed dividends	(165)	(67)
Withholding income taxe over interest on capital and monetary restatement	(366)	(217)
Translation adjustment	981	(334)
Closing balance of dividends payable to shareholders of Petrobras	4,169	−
Dividends payable to non-controlling shareholders	2	−
Consolidated closing balance of dividends payable	4,171	−

Complementary dividends amounting to US$ 6,932 (US$ 0.5314 per outstanding share) will be maintained in shareholders' equity until its approval on the Annual General Shareholders Meeting, to be held in April 2023, when it will be reclassified to liabilities, if approved.

33.5.5.	Unclaimed Dividends

As of December 31, 2022, the balance of dividends not claimed by shareholders of Petrobras is US$ 241 recorded as other current liabilities, as described in note 20 (US$ 81 as of December 31, 2021). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares and with Petrobras.

	2022	2021
Changes in unclaimed dividens
Opening balance	81	18
Transfers from dividends payable	165	67
Prescription	(11)	−
Translation adjustment	6	(4)
Closing Balance	241	81

Prescribed dividends amounting to US$ 11 in 2022 was transferred to equity, within retained earnings.

The following table presents the Company’s expectation of prescription of unclaimed dividends if missing registration data is uninformed by shareholders of Petrobras.

12.31.2022
Expectation of prescription of unclaimed dividends
2022	7
2023	63
2024	171
241

33.6.	Earnings per share

		2022			2021			2020
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	20,895	15,728	36,623	11,339	8,536	19,875	651	490	1,141
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	2.81	2.81	2.81	1.52	1.52	1.52	0.09	0.09	0.09
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	5.62	5.62	5.62	3.04	3.04	3.04	0.18	0.18	0.18
(*) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.